Risks and Concentration	12 Months Ended
Dec. 31, 2025
Risks and Concentration
Risks and Concentration

3.    Risks and Concentration

(a)    Concentration of Credit Risk

Financial instruments that potentially subject the Group to concentration of credit risk consist of cash and cash equivalents, short-term investments, accounts receivable and notes receivable.

The Group deposits its cash and cash equivalents and short-term investments with major financial institutions which the Group believes that no significant credit risk with high credit quality.

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group assesses the creditworthiness of each customer when providing services and may require the customers to make advance payments or a deposit before the services are rendered.

The following table summarizes customers with greater than 10% of the accounts receivable:

	Year ended December 31,
	2023	2024	2025
Customer A	*	*	15%

(b)    Concentration of Customers and Suppliers

Suppliers contributed more than 10% of total purchases are as below:

	Year ended December 31,
	2023	2024	2025
Supplier A	*	*	13%
Supplier B	11%	11%	*